Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Customer Supplier	Dec. 31, 2017 USD ($) Customer Supplier	Dec. 31, 2016 USD ($)
Credit Risk and Concentrations (Textual)
Cash and cash equivalent | $	$ 47,149	$ 634,855	$ 1,440
Revenues [Member] | Customers [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage	47.00%	85.00%
Number of customers | Customer	3	6
Revenues [Member] | Related Parties [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage	54.00%	20.00%
Purchases [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage	38.00%	72.00%
Number of supplier | Supplier	1	3